Intangible Assets, Net	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

6. Intangible Assets, Net

Intangible assets, net, consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022
	Cost	Accumulated Amortization	Intangible Assets, Net	Weighted Average Amortization Period (Years)
Power purchase agreements	$8,999	$(7,436)	$1,563	18.1
Transmission/distribution interconnection	1,600	(945)	655	15.1
CNG sales contract	807	(779)	28	10.0
Intellectual property	43	(23)	20	5.0
Total intangible assets	$11,449	$(9,183)	$2,266

	December 31, 2021
	Cost	Accumulated Amortization	Intangible Assets, Net	Weighted Average Amortization Period (years)
Power purchase agreements	$8,999	$(6,986)	$2,013	18.1
Transmission/distribution interconnection	1,600	(865)	735	15.1
CNG sales contract	807	(719)	88	10.0
Intellectual property	43	(18)	25	5.0
Total intangible assets	$11,449	$(8,588)	$2,861

The transmission/distribution interconnection represents an interconnector for one of the Company’s LFG recovery facilities. The interconnection construction was initially funded by a municipality. The Company is scheduled to repay the costs of this construction through April 1, 2023. The remaining liability of $121 under the Municipality loan is shown as part of current liabilities on its condensed consolidated balance sheet as of September 30, 2022. Please see Note 8. Borrowings, for additional information.

Amortization expense for the nine months ended September 30, 2022 and 2021 was $595 and $346, respectively. At September 30, 2022, estimated future amortization expense for intangible assets is as follows:

Three months ended December 31, 2022	$198
Fiscal year:
2023	465
2024	275
2025	266
2026	238
Thereafter	824
$2,266